PHOENIX-ZWEIG TRUST

         Supplement dated April 3, 2000 to Prospectus dated May 1, 1999, as supplemented September 2, 1999, January 1, 2000 and March 17, 2000

        THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED APRIL 3, 2000
        SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED MARCH 17, 2000.
       THIS SUPPLEMENT REVISES THE CLASS A SHARES PERFORMANCE INFORMATION
                        FOR THE PERIODS ENDING 12/31/98.

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the Appreciation Fund, Foreign Equity Fund, Growth & Income Fund, Managed Assets and Strategy Fund will be 5.75%. For the Government Fund, the maximum sales charge payable on Class A Shares remains unchanged. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. For the Government Cash Fund, there is no sales charge payable on Class A Shares and the Government Cash Fund is not affected by this supplement. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the Appreciation Fund, Foreign Equity Fund, Growth & Income Fund, Managed Assets and Strategy Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 6 for the Appreciation Fund, page 11 of the Foreign Equity Fund, page 24 for the Growth & Income Fund, page 29 for Managed Assets and page 33 for the Strategy Fund. All other performance information contained in the current prospectus remains unchanged.

-------------------------------------- ------------------- ------------------ -------------------------
AVERAGE ANNUAL TOTAL RETURNS                ONE YEAR          FIVE YEARS        LIFE OF THE FUND(2)
 (for periods ending 12/31/98)(1)
-------------------------------------- ------------------- ------------------ -------------------------
Appreciation Fund Class A Shares             -6.67%             10.17%                 11.27%
-------------------------------------- ------------------- ------------------ -------------------------
Foreign Equity Fund Class A Shares           2.81%                NA                   3.57%
-------------------------------------- ------------------- ------------------ -------------------------
Growth & Income Fund Class A Shares          -7.27%               NA                   6.77%
-------------------------------------- ------------------- ------------------ -------------------------
Managed Assets Class A Shares                8.26%               9.15%                 9.79%
-------------------------------------- ------------------- ------------------ -------------------------
Strategy Fund Class A Shares                 -7.52%              9.32%                 9.85%
-------------------------------------- ------------------- ------------------ -------------------------

    (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
    (2) Since October 7, 1991 for the Appreciation Fund, November 21, 1997 for the Foreign Equity Fund, November 26, 1996 for the Growth & Income Fund, February 8, 1993 for Managed Assets and December 29, 1989 for the Strategy Fund.

The "Fund Expenses" tables on pages 7, 12, 25, 30 and 34 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

Both of the Example tables in the current prospectus on page 8 for the Appreciation Fund, page 13 for the Foreign Equity Fund, page 26 for the Growth & Income Fund, page 31 for Managed Assets and page 35 for the Strategy Fund are amended as follows:

------------------------------------- ----------------- ----------------- ---------------- -----------------
                                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
------------------------------------- ----------------- ----------------- ---------------- -----------------
Appreciation Fund Class A Shares      $721              $1,028            $1,356           $2,283
------------------------------------- ----------------- ----------------- ---------------- -----------------
Foreign Equity Fund Class A Shares    $954              $1,723            $2,508           $4,539
------------------------------------- ----------------- ----------------- ---------------- -----------------
Growth & Income Fund Class A Shares   $729              $1,054            $1,401           $2,376
------------------------------------- ----------------- ----------------- ---------------- -----------------
Managed Assets Class A Shares         $720              $1,025            $1,351           $2,273
------------------------------------- ----------------- ----------------- ---------------- -----------------
Strategy Fund Class A Shares          $694              $   946           $1,217           $1,989
------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 39 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Appreciation Fund, Foreign Equity Fund, Growth & Income Fund, Managed Assets and Strategy Fund and 4.75% of the offering price (4.99% of the amount invested) for the Government Fund." The remainder of that paragraph remains unchanged.

The tables under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 41 of the current prospectus are replaced in their entirety by the following:

                                                                  SALES CHARGES AS A PERCENTAGE OF
AMOUNT OF TRANSACTION AT OFFERING PRICE                           --------------------------------
(ALL FUNDS, EXCEPT GOVERNMENT AND GOVERNMENT CASH FUNDS)    OFFERING PRICE             NET AMOUNT INVESTED
--------------------------------------------------------    --------------             -------------------
Under $50,000                                                    5.75%                        6.10%
$50,000 but under $100,000                                       4.75%                        4.99%
$100,000 but under $250,000                                      3.75%                        3.90%
$250,000 but under $500,000                                      2.75%                        2.83%
$500,000 but under $1,000,000                                    2.00%                        2.04%
$1,000,000 or more                                               None                          None


GOVERNMENT FUND
---------------
Under $50,000                                                    4.75%                        4.99%
$50,000 but under $100,000                                       4.50%                        4.71%
$100,000 but under $250,000                                      3.50%                        3.63%
$250,000 but under $500,000                                      2.75%                        2.83%
$500,000 but under $1,000,000                                    2.00%                        2.04%
$1,000,000 or more                                               None                          None

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                               PHOENIX-ZWEIG TRUST

                   Supplement dated April 3, 2000 to Statement
                  of Additional Information dated May 1, 1999,
              as supplemented September 2, 1999 and March 17, 2000

        THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED APRIL 3, 2000
        SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED MARCH 17, 2000.
       THIS SUPPLEMENT REVISES THE CLASS A SHARES PERFORMANCE INFORMATION
                        FOR THE PERIODS ENDING 12/31/98.

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the Appreciation Fund, Foreign Equity Fund, Growth & Income Fund, Managed Assets and Strategy Fund will be 5.75%. For the Government Fund, the maximum sales charge payable on Class A Shares remains unchanged. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. For the Government Cash Fund, there is no sales charge payable on Class A Shares and the Government Cash Fund is not affected by this supplement. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the Appreciation Fund, Foreign Equity Fund, Growth & Income Fund, Managed Assets and Strategy Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on pages 10 and 11 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------- -------------- ---------------- -------------------------
AVERAGE ANNUAL TOTAL RETURNS             ONE YEAR       FIVE YEARS          LIFE OF THE FUND(2)
 (for periods ending 12/31/98)(1)
-------------------------------------- -------------- ---------------- -------------------------
Appreciation Fund Class A Shares          -6.67%          10.17%                  11.27%
-------------------------------------- -------------- ---------------- -------------------------
Foreign Equity Fund Class A Shares         2.81%            NA                     3.57%
-------------------------------------- -------------- ---------------- -------------------------
Growth & Income Fund Class A Shares       -7.27%            NA                     6.77%
-------------------------------------- -------------- ---------------- -------------------------
Managed Assets Class A Shares              8.26%           9.15%                   9.79%
-------------------------------------- -------------- ---------------- -------------------------
Strategy Fund Class A Shares              -7.52%           9.32%                   9.85%
-------------------------------------- -------------- ---------------- -------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

     (2) Since October 7, 1991 for the Appreciation Fund, November 21, 1997 for the Foreign Equity Fund, November 26, 1996 for the Growth & Income Fund, February 8, 1993 for Managed Assets and December 29, 1989 for the Strategy Fund.

The tables under the heading "Dealer Concessions" on page 24 of the current Statement of Additional Information are replaced in their entirety by the following:

CLASS A SHARES - ALL FUNDS (EXCEPT THE GOVERNMENT AND GOVERNMENT CASH FUNDS)

                                                   SALES CHARGES AS A PERCENTAGE OF            DEALER DISCOUNT AS A
                                                  ---------------------------------            --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE        OFFERING PRICE     NET AMOUNT INVESTED      PERCENTAGE OF OFFERING PRICE
---------------------------------------        --------------     -------------------      ----------------------------
Under $50,000                                       5.75%                  6.10%                         5.25%
$50,000 but under $100,000                          4.75%                  4.99%                         4.25%
$100,000 but under $250,000                         3.75%                  3.90%                         3.25%
$250,000 but under $500,000                         2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                       2.00%                  2.04%                         1.75%
$1,000,000 or more                                  None                   None                          None

CLASS A SHARES - GOVERNMENT FUND

                                                   SALES CHARGES AS A PERCENTAGE OF            DEALER DISCOUNT AS A
                                                  ---------------------------------            --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE        OFFERING PRICE     NET AMOUNT INVESTED      PERCENTAGE OF OFFERING PRICE
---------------------------------------        --------------     -------------------      ----------------------------
Under $50,000                                       4.75%                  4.99%                         4.25%
$50,000 but under $100,000                          4.50%                  4.71%                         4.00%
$100,000 but under $250,000                         3.50%                  3.63%                         3.00%
$250,000 but under $500,000                         2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                       2.00%                  2.04%                         1.75%
$1,000,000 or more                                  None                   None                          None

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.